Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jun. 01, 2012
Allianz AGIC International Growth Opportunities Fund (Second Summary Prospectus) | Allianz AGIC International Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz AGIC International Growth Opportunities Fund (the “Fund”)
Supplement Text	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated July 13, 2012
to the Statutory Prospectus for Class A, C and R Shares of Allianz Funds Multi-Strategy Trust
Dated April 2, 2012 (as revised June 1, 2012)

Disclosure Relating to the Allianz AGIC International Growth Opportunities Fund (the “Fund”)

Investment Strategy, Heading	rr_StrategyHeading	Within the Fund Summary relating to the Fund, the subsection entitled “Principal Investment Strategies” will be restated in its entirety as follows:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of below $5 billion. The Fund normally invests in companies organized or headquartered in at least eight different countries (one of which may be the United States). The Fund may invest up to 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). Regional portfolio managers in North America, Europe and Asia collaborate to produce a portfolio that is believed likely to have the best investment opportunities from each of those regions. The portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify regions and countries that are likely to offer the best investment opportunities. The portfolio managers may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which a company is located. The portfolio managers ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund does not intend to invest significantly in derivative instruments, it may do so at any time.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Within the Fund Summary relating to the Fund, the following will be inserted as the penultimate sentence of the first paragraph under “Performance Information”:
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Prior to July 16, 2012, the Fund was managed by a different sub-adviser pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current investment strategy.

Performance Table, Heading	rr_PerformanceTableHeading	Within the Fund Summary relating to the Fund, the table entitled “Average Annual Total Returns (for periods ended 12/31/11)” in the subsection entitled “Management of the Fund” will be restated in its entirety as follows:
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for period ended 12/31/11)
Supplement Closing	ck0001423227_SupplementClosingTextBlock	Please retain this Supplement for future reference.
Allianz AGIC International Growth Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOPAX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A – Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(21.80%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.34%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.36%
Fund Inception	rr_AverageAnnualReturnSinceInception	11.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
Allianz AGIC International Growth Opportunities Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A – After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(21.80%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.72%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.95%
Fund Inception	rr_AverageAnnualReturnSinceInception	9.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
Allianz AGIC International Growth Opportunities Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A- After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.17%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.67%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.98%
Fund Inception	rr_AverageAnnualReturnSinceInception	9.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
Allianz AGIC International Growth Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOPCX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C – Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.70%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.97%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.17%
Fund Inception	rr_AverageAnnualReturnSinceInception	10.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
Allianz AGIC International Growth Opportunities Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALORX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R – Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(17.47%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.48%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.70%
Fund Inception	rr_AverageAnnualReturnSinceInception	11.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
Allianz AGIC International Growth Opportunities Fund | S&P Developed Ex-US Small Cap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Developed Ex-US Small Cap Growth Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.52%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.46%)	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.77%	[1]
Fund Inception	rr_AverageAnnualReturnSinceInception	5.16%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997	[1]
Allianz AGIC International Growth Opportunities Fund | MSCI World ex-USA Small Cap Index (net)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World ex-USA Small Cap Index (net)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.81%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.23%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.41%
Fund Inception	rr_AverageAnnualReturnSinceInception	6.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
Allianz AGIC International Growth Opportunities Fund | MSCI EAFE Small Cap Index (net)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Small Cap Index (net)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.94%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.14%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.01%
Fund Inception	rr_AverageAnnualReturnSinceInception	6.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
Allianz AGIC International Growth Opportunities Fund | Lipper International Small/Mid Cap Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper International Small/Mid Cap Growth Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.65%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.22%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.17%
Fund Inception	rr_AverageAnnualReturnSinceInception	7.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997

[1]	The MSCI World ex-USA Small Cap Index replaced the S&P Developed Ex-US Small Cap Growth Index as the Fund’s primary benchmark as of July 16, 2012 to reflect certain changes to the Fund’s investment strategy. The Fund’s performance will also be compared to a secondary benchmark, the MSCI EAFE Small Cap Index (Europe, Australia, Far East).